UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment  [  ]; Amendment Number: ______
This Amendment (Check only one.):  [  ] is a restatement.
		                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	  Alpine Securities USVI, LLC
Address:  6100 Red Hook
	  Quarter #2, Suite A3-1
	  St. Thomas, VI 00802

Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Andrew Park
Title:	Chief Operating Officer
Phone:  646-961-3213


Signature, Place, and Date of Signing:

  (s) Andrew Park       St. Thomas, US Virgin Islands       8/15/2012
-------------------  ----------------------------------	  -------------
    [Signature]     	     [City, State]		     [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this
    report, and all holdings are reported by other 	reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total: $28,412
				       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

					NONE


                                                              VALUE              SH/  PUT/INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS     CUSIP    ($000's)   AMOUNT   PRN  CALLDISCRETION  MANAGER   SOLE  SHARED NONE
-----------------------------------------------------------  --------  ----------------------------------------------------------

ACTIVE POWER INC                       COM        00504W100     49      19744    SH          SOLE              19744
AMERICAN INTL GROUP INC              COM NEW      026874784     461      8000    SH          SOLE               8000
BANK OF AMERICA CORPORATION            COM        060505104     667     50000    SH          SOLE              50000
CITIGROUP INC                          COM        172967101     66      14000    SH          SOLE              14000
COMERICA INC                    *W EXP 11/14/201  200340115    5748     348334   SH          SOLE              348334
CONVERTED ORGANICS INC                 COM        21254S107     76      200000   SH          SOLE              200000
ENCANA CORP                            COM        292505104    3640     125000   SH          SOLE              125000
GENON ENERGY INC CMN                   COM        37244E107     762      5336    SH          SOLE               5336
KING PHARMACEUTICALS INC               COM        495582108    3493     248600   SH          SOLE              248600
PETROLEO BRASILEIRO SA PETRO      SPONSORED ADR   71654V408    1892     50000    SH          SOLE              50000
POSCO                             SPONSORED ADR   693483109     538      5000    SH          SOLE               5000
PROSHARES TR                    PSHS ULTSHRT QQQ  74347R875    4653     400000   SH          SOLE              400000
QUANTUM FUEL SYS TECH WORLDW           COM        74765E109     142     315731   SH          SOLE              315731
SPDR S&P 500 ETF TR                  TR UNIT      78462F103    5747     45700    SH          SOLE              45700
U S GEOTHERMAL INC                     COM        90338S102     23      19248    SH          SOLE              19248
WASHINGTON FED INC              *W EXP 11/14/201  938824117     456     82900    SH          SOLE              82900


